Expense Example, No Redemption - Value Line Select Growth Fund, Inc.	Apr. 30, 2026 USD ($)
Investor Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 118
Expense Example, No Redemption, 3 Years	368
Expense Example, No Redemption, 5 Years	638
Expense Example, No Redemption, 10 Years	1,409
Institutional Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	93
Expense Example, No Redemption, 3 Years	320
Expense Example, No Redemption, 5 Years	566
Expense Example, No Redemption, 10 Years	$ 1,270